Intangible assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 2,217.3	£ 1,715.4
Ending balance	2,018.4	2,217.3
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,080.9	3,306.2
Additions	37.3	33.0
Disposals	(15.8)	(43.0)
New acquisitions	79.8	329.6
Other movements	13.6	16.3
Exchange adjustments	(155.2)	438.8
Ending balance	4,040.6	4,080.9
Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,863.6	1,590.8
Charge for the year	225.7	201.9
Disposals	(14.9)	(39.9)
Other movements	2.5	2.0
Exchange adjustments	(54.7)	108.8
Ending balance	2,022.2	1,863.6
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,141.3	968.1
Ending balance	1,081.3	1,141.3
Brands with an indefinite useful life [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,141.3	968.1
Exchange adjustments	(60.0)	173.2
Ending balance	1,081.3	1,141.3
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	972.5	667.6
Ending balance	829.1	972.5
Acquired intangibles [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,535.5	2,007.1
Disposals		(0.8)
New acquisitions	79.0	319.1
Other movements	6.4	11.6
Exchange adjustments	(73.1)	198.5
Ending balance	2,547.8	2,535.5
Acquired intangibles [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,563.0	1,339.5
Charge for the year	189.4	163.3
Disposals		(0.4)
Exchange adjustments	(33.7)	60.6
Ending balance	1,718.7	1,563.0
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	103.5	79.7
Ending balance	108.0	103.5
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	404.1	331.0
Additions	37.3	33.0
Disposals	(15.8)	(42.2)
New acquisitions	0.8	10.5
Other movements	7.2	4.7
Exchange adjustments	(22.1)	67.1
Ending balance	411.5	404.1
Other [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	300.6	251.3
Charge for the year	36.3	38.6
Disposals	(14.9)	(39.5)
Other movements	2.5	2.0
Exchange adjustments	(21.0)	48.2
Ending balance	£ 303.5	£ 300.6